OTHER (INCOME) EXPENSES	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
NOTE 16:-	OTHER (INCOME) EXPENSES

	Year ended December 31,
	2011	2010	2009

Litigation expenses	-	-	130
Capital loss on disposal of property and equipment	6	-	-
Gain on extinguishment of debts (*)	(143)	(124)	-
Capital gain on sale of subsidiary	-	(272)	-
Net total	$(137)	$(396)	$130

(*) Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.). See also Note 1.